Net loss per share - Disclosure of detailed information of earnings per share explanatory (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Earnings Per Share [Abstract]
Net loss	$ (234,195)	$ (105,587)
Basic weighted average number of common shares outstanding	151,266,000	156,617,000
Dilutive effect of share options	0	0
Diluted weighted average number of common shares	151,266,000	156,617,000
Net loss per share
Basic and diluted (in dollars per share)	$ (1.55)	$ (0.67)